Fleet list (Details) - Dwt Dwt in Thousands		1 Months Ended		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Jul. 31, 2021	Jun. 30, 2025	Dec. 31, 2024
Vista Shipping Pte. Ltd. [Member]
Vessel fleet list [Abstract]
Percentage of ownership interest				50.00%	50.00%
H&A Shipping [Member]
Vessel fleet list [Abstract]
Percentage of ownership interest			50.00%	50.00%	50.00%
Ecomar [Member]
Vessel fleet list [Abstract]
Percentage of ownership interest		50.00%		50.00%	50.00%
Hafnia Bering [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Bering
DWT				39,067
Year built				2015-04
Type				Handy
Hafnia Magellan [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Magellan
DWT				39,067
Year built				2015-05
Type				Handy
Hafnia Malacca [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Malacca
DWT				39,067
Year built				2015-07
Type				Handy
Hafnia Soya [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Soya
DWT				39,067
Year built				2015-11
Type				Handy
Hafnia Sunda [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Sunda
DWT				39,067
Year built				2015-09
Type				Handy
Hafnia Torres [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Torres
DWT				39,067
Year built				2016-05
Type				Handy
Hafnia Kallang [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Kallang
DWT				74,189
Year built				2017-01
Type				LR1
Hafnia Nile [Member]
Vessel fleet list [Abstract]
Vessel	[1]			Hafnia Nile
DWT	[1]			74,189
Year built	[1]			2017-08
Type	[1]			LR1
Hafnia Seine [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Seine
DWT				74,998
Year built				2008-05
Type				LR1
Hafnia Shinano [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Shinano
DWT				74,998
Year built				2008-10
Type				LR1
Hafnia Tagus [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Tagus
DWT				74,151
Year built				2017-03
Type				LR1
Hafnia Yangtze [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Yangtze
DWT				74,996
Year built				2009-01
Type				LR1
Hafnia Yarra [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Yarra
DWT				74,189
Year built				2017-07
Type				LR1
Hafnia Zambesi [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Zambesi
DWT				74,995
Year built				2010-01
Type				LR1
Hafnia Africa [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Africa
DWT				74,539
Year built				2010-05
Type				LR1
Hafnia Asia [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Asia
DWT				74,490
Year built				2010-06
Type				LR1
Hafnia Australia [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Australia
DWT				74,539
Year built				2010-05
Type				LR1
Hafnia Hong Kong [Member]
Vessel fleet list [Abstract]
Vessel	[2]			Hafnia Hong Kong
DWT	[2]			74,999
Year built	[2]			2019-01
Type	[2]			LR1
Hafnia Shanghai [Member]
Vessel fleet list [Abstract]
Vessel	[2]			Hafnia Shanghai
DWT	[2]			74,999
Year built	[2]			2019-01
Type	[2]			LR1
Hafnia Guangzhou [Member]
Vessel fleet list [Abstract]
Vessel	[2]			Hafnia Guangzhou
DWT	[2]			74,999
Year built	[2]			2019-07
Type	[2]			LR1
Hafnia Beijing [Member]
Vessel fleet list [Abstract]
Vessel	[2]			Hafnia Beijing
DWT	[2]			74,999
Year built	[2]			2019-10
Type	[2]			LR1
Sunda [Member]
Vessel fleet list [Abstract]
Vessel	[3]			Sunda
DWT	[3]			79,902
Year built	[3]			2019-07
Type	[3]			LR1
Karimata [Member]
Vessel fleet list [Abstract]
Vessel	[3]			Karimata
DWT	[3]			79,885
Year built	[3]			2019-08
Type	[3]			LR1
Hafnia Shenzhen [Member]
Vessel fleet list [Abstract]
Vessel	[2]			Hafnia Shenzhen
DWT	[2]			74,999
Year built	[2]			2020-08
Type	[2]			LR1
Hafnia Nanjing [Member]
Vessel fleet list [Abstract]
Vessel	[2]			Hafnia Nanjing
DWT	[2]			74,999
Year built	[2]			2021-01
Type	[2]			LR1
Hafnia Excelsior [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Excelsior
DWT				74,665
Year built				2016-01
Type				LR1
Hafnia Executive [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Executive
DWT				74,319
Year built				2016-05
Type				LR1
Hafnia Prestige [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Prestige
DWT				74,996
Year built				2016-11
Type				LR1
Hafnia Providence [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Providence
DWT				74,996
Year built				2016-08
Type				LR1
Hafnia Pride [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Pride
DWT				74,997
Year built				2016-07
Type				LR1
Hafnia Excellence [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Excellence
DWT				74,613
Year built				2016-05
Type				LR1
Hafnia Exceed [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Exceed
DWT				74,664
Year built				2016-02
Type				LR1
Hafnia Expedite [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Expedite
DWT				74,634
Year built				2016-01
Type				LR1
Hafnia Express [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Express
DWT				74,663
Year built				2016-05
Type				LR1
Hafnia Excel [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Excel
DWT				74,547
Year built				2015-11
Type				LR1
Hafnia Precision [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Precision
DWT				74,996
Year built				2016-10
Type				LR1
Hafnia Experience [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Experience
DWT				74,669
Year built				2016-03
Type				LR1
Hafnia Pioneer [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Pioneer
DWT				81,305
Year built				2013-06
Type				LR1
Hafnia Despina [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Despina
DWT				109,990
Year built				2019-01
Type				LR2
Hafnia Galatea [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Galatea
DWT				109,990
Year built				2019-03
Type				LR2
Hafnia Larissa [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Larissa
DWT				109,990
Year built				2019-04
Type				LR2
Hafnia Neso [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Neso
DWT				109,990
Year built				2019-07
Type				LR2
Hafnia Thalassa [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Thalassa
DWT				109,990
Year built				2019-09
Type				LR2
Hafnia Triton [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Triton
DWT				109,990
Year built				2019-10
Type				LR2
Hafnia Languedoc [Member]
Vessel fleet list [Abstract]
Vessel	[2]			Hafnia Languedoc
DWT	[2]			109,999
Year built	[2]			2023-03
Type	[2]			LR2
Hafnia Larvik [Member]
Vessel fleet list [Abstract]
Vessel	[2]			Hafnia Larvik
DWT	[2]			109,999
Year built	[2]			2023-10
Type	[2]			LR2
Hafnia Loire [Member]
Vessel fleet list [Abstract]
Vessel	[2]			Hafnia Loire
DWT	[2]			109,999
Year built	[2]			2023-05
Type	[2]			LR2
Hafnia Lillesand [Member]
Vessel fleet list [Abstract]
Vessel	[2]			Hafnia Lillesand
DWT	[2]			109,999
Year built	[2]			2024-02
Type	[2]			LR2
Beagle [Member]
Vessel fleet list [Abstract]
Vessel	[3]			Beagle
DWT	[3]			49,850
Year built	[3]			2019-03
Type	[3]			MR
Boxer [Member]
Vessel fleet list [Abstract]
Vessel	[3]			Boxer
DWT	[3]			49,852
Year built	[3]			2019-06
Type	[3]			MR
Basset [Member]
Vessel fleet list [Abstract]
Vessel	[3]			Basset
DWT	[3]			49,875
Year built	[3]			2019-11
Type	[3]			MR
Bulldog [Member]
Vessel fleet list [Abstract]
Vessel	[3]			Bulldog
DWT	[3]			49,856
Year built	[3]			2020-02
Type	[3]			MR
Hafnia Bobcat [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Bobcat
DWT				49,999
Year built				2014-08
Type				MR
Hafnia Cheetah [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Cheetah
DWT				49,999
Year built				2014-02
Type				MR
Hafnia Cougar [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Cougar
DWT				49,999
Year built				2014-01
Type				MR
Hafnia Eagle [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Eagle
DWT				49,999
Year built				2015-07
Type				MR
Hafnia Egret [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Egret
DWT				49,999
Year built				2014-11
Type				MR
Hafnia Falcon [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Falcon
DWT				49,999
Year built				2015-02
Type				MR
Hafnia Hawk [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Hawk
DWT				49,999
Year built				2015-06
Type				MR
Hafnia Jaguar [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Jaguar
DWT				49,999
Year built				2014-03
Type				MR
BW Kestrel [Member]
Vessel fleet list [Abstract]
Vessel				BW Kestrel
DWT				49,999
Year built				2015-08
Type				MR
Hafnia Leopard [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Leopard
DWT				49,999
Year built				2014-01
Type				MR
Hafnia Lioness [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Lioness
DWT				49,999
Year built				2014-01
Type				MR
Hafnia Lynx [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Lynx
DWT				49,999
Year built				2013-11
Type				MR
BW Merlin [Member]
Vessel fleet list [Abstract]
Vessel				BW Merlin
DWT				49,999
Year built				2015-09
Type				MR
Hafnia Myna [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Myna
DWT				49,999
Year built				2015-10
Type				MR
Hafnia Osprey [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Osprey
DWT				49,999
Year built				2015-10
Type				MR
Hafnia Panther [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Panther
DWT				49,999
Year built				2014-06
Type				MR
Hafnia Petrel [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Petrel
DWT				49,999
Year built				2016-01
Type				MR
Hafnia Puma [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Puma
DWT				49,999
Year built				2013-11
Type				MR
Hafnia Raven [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Raven
DWT				49,999
Year built				2015-11
Type				MR
Hafnia Swift [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Swift
DWT				49,999
Year built				2016-01
Type				MR
Hafnia Tiger [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Tiger
DWT				49,999
Year built				2014-03
Type				MR
BW Wren [Member]
Vessel fleet list [Abstract]
Vessel				BW Wren
DWT				49,999
Year built				2016-03
Type				MR
Hafnia Andromeda [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Andromeda
DWT				49,999
Year built				2011-05
Type				MR
Hafnia Ane [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Ane
DWT				49,999
Year built				2015-11
Type				MR
Hafnia Crux [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Crux
DWT				49,999
Year built				2012-02
Type				MR
Hafnia Daisy [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Daisy
DWT				49,999
Year built				2016-08
Type				MR
Hafnia Henriette [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Henriette
DWT				49,999
Year built				2016-06
Type				MR
Hafnia Kirsten [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Kirsten
DWT				49,999
Year built				2017-01
Type				MR
Hafnia Lene [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Lene
DWT				49,999
Year built				2015-07
Type				MR
Hafnia Leo [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Leo
DWT				49,999
Year built				2013-11
Type				MR
Hafnia Libra [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Libra
DWT				49,999
Year built				2013-05
Type				MR
Hafnia Lise [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Lise
DWT				49,875
Year built				2016-09
Type				MR
Hafnia Lotte [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Lotte
DWT				49,999
Year built				2017-01
Type				MR
Hafnia Lupus [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Lupus
DWT				49,999
Year built				2012-04
Type				MR
Hafnia Mikala [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Mikala
DWT				49,999
Year built				2017-05
Type				MR
Hafnia Nordica [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Nordica
DWT				53,520
Year built				2010-03
Type				MR
Hafnia Phoenix [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Phoenix
DWT				49,999
Year built				2013-07
Type				MR
Hafnia Taurus [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Taurus
DWT				49,999
Year built				2011-06
Type				MR
Hafnia Andrea [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Andrea
DWT				49,999
Year built				2015-06
Type				MR
Hafnia Caterina [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Caterina
DWT				49,999
Year built				2015-08
Type				MR
Orient Challenge [Member]
Vessel fleet list [Abstract]
Vessel	[2]			Orient Challenge
DWT	[2]			49,972
Year built	[2]			2017-06
Type	[2]			MR
Orient Innovation [Member]
Vessel fleet list [Abstract]
Vessel	[2]			Orient Innovation
DWT	[2]			49,997
Year built	[2]			2017-07
Type	[2]			MR
Yellow Stars [Member]
Vessel fleet list [Abstract]
Vessel	[4]			Yellow Stars
DWT	[4]			49,999
Year built	[4]			2021-07
Type	[4]			MR
PS Stars [Member]
Vessel fleet list [Abstract]
Vessel	[4]			PS Stars
DWT	[4]			49,999
Year built	[4]			2022-01
Type	[4]			MR
Hafnia Almandine [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Almandine
DWT				38,506
Year built				2015-02
Type				IMO II – Handy
Hafnia Amber [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Amber
DWT				38,506
Year built				2015-02
Type				IMO II – Handy
Hafnia Amethyst [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Amethyst
DWT				38,506
Year built				2015-03
Type				IMO II – Handy
Hafnia Ametrine [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Ametrine
DWT				38,506
Year built				2015-04
Type				IMO II – Handy
Hafnia Aventurine [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Aventurine
DWT				38,506
Year built				2015-04
Type				IMO II – Handy
Hafnia Andesine [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Andesine
DWT				38,506
Year built				2015-05
Type				IMO II – Handy
Hafnia Aronaldo [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Aronaldo
DWT				38,506
Year built				2015-06
Type				IMO II – Handy
Hafnia Aquamarine [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Aquamarine
DWT				38,506
Year built				2015-06
Type				IMO II – Handy
Hafnia Axinite [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Axinite
DWT				38,506
Year built				2015-07
Type				IMO II – Handy
Hafnia Amessi [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Amessi
DWT				38,506
Year built				2015-07
Type				IMO II – Handy
Hafnia Azotic [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Azotic
DWT				38,506
Year built				2015-09
Type				IMO II – Handy
Hafnia Amazonite [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Amazonite
DWT				38,506
Year built				2015-05
Type				IMO II – Handy
Hafnia Ammolite [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Ammolite
DWT				38,506
Year built				2015-08
Type				IMO II – Handy
Hafnia Adamite [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Adamite
DWT				38,506
Year built				2015-09
Type				IMO II – Handy
Hafnia Aragonite [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Aragonite
DWT				38,506
Year built				2015-10
Type				IMO II – Handy
Hafnia Azurite [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Azurite
DWT				38,506
Year built				2015-08
Type				IMO II – Handy
Hafnia Alabaster [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Alabaster
DWT				38,506
Year built				2015-11
Type				IMO II – Handy
Hafnia Achroite [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Achroite
DWT				38,506
Year built				2016-01
Type				IMO II – Handy
Hafnia Turquoise [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Turquoise
DWT				49,516
Year built				2016-04
Type				IMO II – MR
Hafnia Topaz [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Topaz
DWT				49,561
Year built				2016-07
Type				IMO II – MR
Hafnia Tourmaline [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Tourmaline
DWT				49,513
Year built				2016-10
Type				IMO II – MR
Hafnia Tanzanite [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Tanzanite
DWT				49,478
Year built				2016-11
Type				IMO II – MR
Hafnia Viridian [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Viridian
DWT				49,126
Year built				2015-01
Type				IMO II – MR
Hafnia Violette [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Violette
DWT				49,126
Year built				2015-03
Type				IMO II – MR
Hafnia Atlantic [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Atlantic
DWT				49,641
Year built				2017-12
Type				IMO II – MR
Hafnia Pacific [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Pacific
DWT				49,686
Year built				2017-12
Type				IMO II – MR
Hafnia Valentino [Member]
Vessel fleet list [Abstract]
Vessel				Hafnia Valentino
DWT				49,126
Year built				2015-05
Type				IMO II – MR
Ecomar Gascogne [Member]
Vessel fleet list [Abstract]
Vessel	[5]			Ecomar Gascogne
DWT	[5]			49,776
Year built	[5]			2025-01
Type	[5]			IMO II – MR
Ecomar Guyenne [Member]
Vessel fleet list [Abstract]
Vessel	[5]			Ecomar Guyenne
DWT	[5]			49,763
Year built	[5]			2025-05
Type	[5]			IMO II – MR

[1]	Hafnia Nile has been renamed to Hafnia Shannon on 16 July 2025
[2]	50% owned through the Vista Shipping Joint Venture
[3]	Time chartered in vessel
[4]	50% owned through the H&A Shipping Joint Venture
[5]	50% owned through the Ecomar Joint Venture